SHAREHOLDERS’ EQUITY (Details Narrative)			6 Months Ended		12 Months Ended
	Jul. 23, 2025 USD ($) shares	Jul. 23, 2025 HKD ($) shares	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2023 HKD ($)	May 20, 2026	Apr. 20, 2026 $ / shares shares	Sep. 30, 2025 $ / shares shares	Sep. 30, 2025 $ / shares shares	Aug. 20, 2025 shares	Jul. 29, 2025 shares	Jul. 05, 2025 HKD ($) $ / shares shares	Mar. 31, 2025 $ / shares	Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 06, 2025 shares	Aug. 19, 2024 shares	Jul. 25, 2024 $ / shares shares	Jul. 25, 2024 $ / shares shares	Jul. 05, 2024 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Number of share Authorised value														$ 100,000							$ 100,000
Number of shares authorised														1,000,000,000		10,000,000,000					1,000,000,000
Par value | (per share)														$ 0.0001	$ 0.00001	$ 0.00001					$ 0.0001
Issued and unissued shares per share | (per share)															0.0001	$ 0.0001
Number of shares Issued and unissued | $																$ 10
Shares issued	1,340,000	1,340,000														10
Reverse stock split									1-for-5 reverse stock split
Reverse stock split, terms								the Company filed an excerpt of the minutes of an extraordinary meeting of shareholders reflecting the relevant changes, with the Registry of Companies of the Cayman Islands on April 2, 2026 to reduce the authorized share capital of the Company from US$100,000 divided into 10,000,000,000 shares with a par value of US$0.00001 each, comprising (a) 9,500,000,000 Class A Ordinary Shares with a par value of US$0.00001 each with 1 vote per share and (b) 500,000,000 Class B Ordinary Shares with a par value of US$0.00001 each with 12 votes per share to US$100,000 divided into 2,000,000,000 shares with a par value of US$0.00005 each, comprising (a) 1,900,000,000 class A ordinary shares with a par value of US$0.00005 each with 1 vote per share and (b) 100,000,000 class B ordinary shares with a par value of US$0.00005 each with 12 votes per share, the reduction at the same ratio as its reduction in the issued and outstanding shares.
Proceeds shares	$ 5,400,000	$ 5,400,000	$ 4,379,764	$ 7,065,391	$ 9,177,530	$ 18,039,849	$ 793,266
Share based payment expense for service fee | $			$ 23,500,011
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised						1,900,000,000				1,900,000,000	1,900,000,000					1,900,000,000
Par value | $ / shares						$ 0.00005					$ 0.00005					$ 0.00005
Ordinary shares, outstanding						5,732,000				7,200,000	7,200,000					5,732,000
Shares issued	1,340,000	1,340,000				5,732,000				7,200,000	7,200,000					5,732,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised						100,000,000				100,000,000	100,000,000					100,000,000
Par value | $ / shares						$ 0.00005										$ 0.00005
Ordinary shares, outstanding										200,000	200,000					200,000
Shares issued										200,000	200,000					200,000
Class A ordinary stock [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised																9,500,000,000
Par value | (per share)										$ 0.00005					0.00001	$ 0.00005
Ordinary shares, outstanding						5,732,000
Number of shares allotted and issued												6,000,000
Shares issued																9,500,000,000
Class A ordinary stock [member] | Reclassification [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised										1,900,000,000	1,900,000,000					1,900,000,000
Ordinary shares, outstanding										7,200,000	7,200,000					5,732,000
Class B ordinary stock [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised						100,000,000				100,000,000	100,000,000					500,000,000
Par value | (per share)										$ 0.00005					$ 0.00001	$ 0.00005
Ordinary shares, outstanding						200,000				200,000	200,000					200,000
Class B ordinary stock [member] | Reclassification [member]
IfrsStatementLineItems [Line Items]
Ordinary shares, outstanding																200,000
Reverse Stock Split [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares, outstanding									7,400,000
Shares issued									7,400,000
Reverse Stock Split [Member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares									$ 0.00005
Ordinary shares, outstanding									7,200,000
Shares issued									7,200,000
Vote per share									1 vote per share
Reverse Stock Split [Member] | Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares									$ 0.00005
Ordinary shares, outstanding									200,000
Shares issued									200,000
Vote per share									12 votes per share
Goal success [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised																			50,000	50,000
Par value | (per share)																			$ 1.00	$ 1.00
Number of shares allotted and issued																	1		1	1
Ms Seto [member]
IfrsStatementLineItems [Line Items]
Number of share transferred														1							1
Number of share subscribed													4,500,939					19,059
Ordinary shares, outstanding													4,519,999
Shares issued percentage													90.40%
Number of shares allotted and issued																	1
Surrendered shares																16,303,760
Ms Seto [member] | Class B ordinary stock [member]
IfrsStatementLineItems [Line Items]
Number of shares allotted and issued																1,000,000
Kilo Wonders [member]
IfrsStatementLineItems [Line Items]
Number of share subscribed																		940
Ms Yip [member]
IfrsStatementLineItems [Line Items]
Number of share subscribed													234,059
Ordinary shares, outstanding													234,999
Shares issued percentage													4.70%
Number of shares allotted and issued																	1
Surrendered shares																1,002,980
Yield rights [member]
IfrsStatementLineItems [Line Items]
Number of share subscribed													245,000
Ordinary shares, outstanding													245,000
Shares issued percentage													4.90%
Surrendered shares																1,045,660
Prime crest [member]
IfrsStatementLineItems [Line Items]
Surrendered shares																1,045,660
Fuji holdings [member]
IfrsStatementLineItems [Line Items]
Surrendered shares																960,300
Allied target [member]
IfrsStatementLineItems [Line Items]
Surrendered shares																981,640